BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cash and Cash Equivalents	$ 1,284,053	$ 1,071,560	$ 570,008	$ 667,207
Other current financial assets	231,024	25,960
Other current non-financial assets	212,816	261,092
Trade and other current receivables	832,166	1,054,707
Accounts receivable due from related companies	490	10,159
Current Inventories	1,516,639	1,456,260
Current biological assets	236,333	315,500
Current tax assets	76,309	75,613
Non-current assets or disposal groups classified as held for sale	4,389,830	4,270,851
Non-current assets or disposal groups classified as held for sale	3,901	3,767
Total current assets	4,393,731	4,274,618
Other non-current financial assets	257,498	16,747
Other non-current non-financial assets	655,854	85,036
Trade and other non-current receivables	79,325	65,735
Investments accounted for using equity method	483,542	406,611	423,611
Intangible assets other than goodwill	50,493	55,980
Goodwill	52,681	51,325	55,891
Property, plant and equipment	11,124,813	9,610,071
Right of use assets	1,003,718	771,886
Non-current biological assets	3,101,604	2,747,894
Deferred tax assets	101,504	73,409	88,567
Total non-current assets	16,911,032	13,884,694	13,734,786
Total assets	21,304,763	18,159,312	$ 17,910,364
U.S Dollar [Member]
Statement [Line Items]
Cash and Cash Equivalents	777,505	668,888
Other current financial assets	230,988	25,949
Other current non-financial assets	84,335	104,366
Trade and other current receivables	537,861	815,884
Accounts receivable due from related companies	48	5,646
Current Inventories	1,372,990	1,335,410
Current biological assets	235,512	304,302
Current tax assets	63,063	70,105
Non-current assets or disposal groups classified as held for sale	3,302,302	3,330,550
Non-current assets or disposal groups classified as held for sale	3,807	3,708
Total current assets	3,306,109	3,334,258
Other non-current financial assets	257,498	16,747
Other non-current non-financial assets	546,939	58,937
Trade and other non-current receivables	1,394	2,784
Investments accounted for using equity method	113,857	106,784
Intangible assets other than goodwill	46,367	52,318
Goodwill	39,335	41,286
Property, plant and equipment	10,401,426	8,917,848
Right of use assets	1,000,254	225,551
Non-current biological assets	3,101,604	2,554,897
Deferred tax assets	59,779	21,407
Total non-current assets	15,568,453	11,998,559
Total assets	18,874,562	15,332,817
Euros [Member]
Statement [Line Items]
Cash and Cash Equivalents	15,723	8,754
Other current financial assets	0	0
Other current non-financial assets	663	562
Trade and other current receivables	16,967	28,149
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	33,353	37,465
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	33,353	37,465
Other non-current financial assets	0	0
Other non-current non-financial assets	36	0
Trade and other non-current receivables	0	0
Investments accounted for using equity method	232,236	211,345
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	232,272	211,345
Total assets	265,625	248,810
Brazilian Real [Member]
Statement [Line Items]
Cash and Cash Equivalents	107,494	117,848
Other current financial assets	0	0
Other current non-financial assets	12,620	17,153
Trade and other current receivables	52,973	38,327
Accounts receivable due from related companies	0	0
Current Inventories	93,292	81,043
Current biological assets	821	11,198
Current tax assets	4,446	2,636
Non-current assets or disposal groups classified as held for sale	271,646	268,205
Non-current assets or disposal groups classified as held for sale	15	13
Total current assets	271,661	268,218
Other non-current financial assets	0	0
Other non-current non-financial assets	106,045	24,043
Trade and other non-current receivables	18,623	9,891
Investments accounted for using equity method	73,998	41,352
Intangible assets other than goodwill	1,276	2,368
Goodwill	11,298	10,039
Property, plant and equipment	303,204	462,845
Right of use assets	414	544,198
Non-current biological assets	0	192,997
Deferred tax assets	41,725	48,554
Total non-current assets	556,583	1,336,287
Total assets	828,244	1,604,505
Argentine Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	43,063	12,642
Other current financial assets	0	0
Other current non-financial assets	14,116	31,100
Trade and other current receivables	22,408	26,569
Accounts receivable due from related companies	0	1,812
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	79,587	72,123
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	79,587	72,123
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	344	458
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	344	458
Total assets	79,931	72,581
Mexican Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	32,564	40,128
Other current financial assets	0	0
Other current non-financial assets	25,684	20,539
Trade and other current receivables	36,149	33,704
Accounts receivable due from related companies	0	0
Current Inventories	48,503	37,954
Current biological assets	0	0
Current tax assets	1,388	515
Non-current assets or disposal groups classified as held for sale	144,288	132,840
Non-current assets or disposal groups classified as held for sale	53	46
Total current assets	144,341	132,886
Other non-current financial assets	0	0
Other non-current non-financial assets	810	629
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	308	63
Goodwill	0	0
Property, plant and equipment	385,773	228,153
Right of use assets	2,657	1,932
Non-current biological assets	0	0
Deferred tax assets	0	714
Total non-current assets	389,548	231,491
Total assets	533,889	364,377
Other Country Currencies [Member]
Statement [Line Items]
Cash and Cash Equivalents	69,274	11,794
Other current financial assets	0	0
Other current non-financial assets	6,047	9,551
Trade and other current receivables	7,910	1,077
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	4,695	0
Non-current assets or disposal groups classified as held for sale	87,926	22,422
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	87,926	22,422
Other non-current financial assets	0	0
Other non-current non-financial assets	671	8
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	2,414	0
Goodwill	2,048	0
Property, plant and equipment	33,032	0
Right of use assets	388	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	38,553	8
Total assets	126,479	22,430
Chilean Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	238,430	211,506
Other current financial assets	36	11
Other current non-financial assets	69,351	77,821
Trade and other current receivables	130,689	92,401
Accounts receivable due from related companies	442	2,701
Current Inventories	1,854	1,853
Current biological assets	0	0
Current tax assets	2,717	2,357
Non-current assets or disposal groups classified as held for sale	443,519	388,650
Non-current assets or disposal groups classified as held for sale	26	0
Total current assets	443,545	388,650
Other non-current financial assets	0	0
Other non-current non-financial assets	1,262	1,419
Trade and other non-current receivables	5,264	1,505
Investments accounted for using equity method	63,451	47,130
Intangible assets other than goodwill	128	1,231
Goodwill	0	0
Property, plant and equipment	1,378	1,225
Right of use assets	5	205
Non-current biological assets	0	0
Deferred tax assets	0	2,734
Total non-current assets	71,488	55,449
Total assets	515,033	444,099
U.F. [Member]
Statement [Line Items]
Cash and Cash Equivalents	0	0
Other current financial assets	0	0
Other current non-financial assets	0	0
Trade and other current receivables	27,209	18,596
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	27,209	18,596
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	27,209	18,596
Other non-current financial assets	0	0
Other non-current non-financial assets	91	0
Trade and other non-current receivables	53,700	51,097
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	53,791	51,097
Total assets	$ 81,000	$ 69,693